Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Other commitments
Maturity less than 1 year	SFr 18,759	SFr 23,883
Maturity greater than 1 year	69,380	93,185
Total gross amount	88,139	117,068
Total net amount	84,399	112,870
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	2,910	3,378
Maturity greater than 1 year	26	42
Total gross amount	2,936	3,420
Total net amount	2,852	3,233
Loan commitments
Other commitments
Maturity less than 1 year	12,982	19,272
Maturity greater than 1 year	69,115	92,857
Total gross amount	82,097	112,129
Total net amount	78,441	108,118
Unused revocable credit limits	112,275	129,224
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	2,686	1,021
Maturity greater than 1 year	0	0
Total gross amount	2,686	1,021
Total net amount	2,686	1,021
Other commitments
Other commitments
Maturity less than 1 year	181	212
Maturity greater than 1 year	239	286
Total gross amount	420	498
Total net amount	SFr 420	SFr 498